Cover	Apr. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2026
Entity File Number	001-33125
Entity Registrant Name	Silver bull resources, inc.
Entity Central Index Key	0001031093
Entity Tax Identification Number	91-1766677
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	999 West Hastings Street
Entity Address, Address Line Two	Suite 1508
Entity Address, City or Town	Vancouver BC
Entity Address, State or Province	NV
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 2W2
City Area Code	604
Local Phone Number	687-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false